Document and Entity Information	Sep. 05, 2024
Cover [Abstract]
Entity Registrant Name	DRIL-QUIP INC
Entity Address, Country	US
Amendment Flag	false
Entity Central Index Key	0001042893
Document Type	8-K
Document Period End Date	Sep. 05, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-13439
Entity Tax Identification Number	74-2162088
Entity Address, Address Line One	2050 West Sam Houston Parkway S.
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code	(713)
Local Phone Number	939-7711
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.01 par value per share
Trading Symbol	DRQ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false